INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET [Abstract]
Estimated aggregate amortization of intangible assets - 2021	$ 5,236
Estimated aggregate amortization of intangible assets - 2022	5,088
Estimated aggregate amortization of intangible assets - 2023	3,712
Estimated aggregate amortization of intangible assets - 2024	3,050
Estimated aggregate amortization of intangible assets - 2025	2,296
Fixed assets transfer to intangible assets	$ 2,992	$ 7,769